Going Concern and Management’s Plans (Details Narrative) - USD ($)	Mar. 06, 2023	Jan. 31, 2023 [1]	Oct. 17, 2022	Jul. 31, 2022 [1]	Jul. 31, 2021
Subsequent Event [Line Items]
Accumulated deficit		$ 300,879,943		$ 285,957,665	$ 251,778,031
Cash and cash equivalents		$ 3,683,330	$ 6,700,000	$ 12,299,740	$ 45,951,233
Subsequent Event [Member]
Subsequent Event [Line Items]
Cash and cash equivalents	$ 2,000,000.0

[1]	On November 9, 2022, the Company effectuated a 1 for 22 reverse stock split. Share amounts have been retroactively restated.